VictoryShares Small Cap Free Cash Flow ETF Expense Example - VictoryShares Small Cap Free Cash Flow ETF - VictoryShares Small Cap Free Cash Flow ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 166
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	$ 661